Segment information and disaggregated revenue disclosures - Major Customers (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of major customers [line items]
Trade receivables	$ 14,084,000		$ 8,390,000
Customer D | Taiwan | Credit risk
Disclosure of major customers [line items]
Percentage of total revenues (less than 10% for South Korea and United States for the six months ended June 30, 2019, and for Taiwan for the six months ended June 30, 2020)	10.00%	13.00%
Trade receivables	$ 879,606
Percentage of total revenues	10.00%	13.00%
Customer C | United States of America | Credit risk
Disclosure of major customers [line items]
Percentage of total revenues (less than 10% for South Korea and United States for the six months ended June 30, 2019, and for Taiwan for the six months ended June 30, 2020)	20.00%	10.00%
Trade receivables	$ 0
Percentage of total revenues	20.00%	10.00%
Customer B | Taiwan | Credit risk
Disclosure of major customers [line items]
Percentage of total revenues (less than 10% for South Korea and United States for the six months ended June 30, 2019, and for Taiwan for the six months ended June 30, 2020)	21.00%	36.00%
Trade receivables	$ 4,992,728
Percentage of total revenues	21.00%	36.00%
Customer A | Korea | Credit risk
Disclosure of major customers [line items]
Percentage of total revenues (less than 10% for South Korea and United States for the six months ended June 30, 2019, and for Taiwan for the six months ended June 30, 2020)	45.00%	18.00%
Trade receivables	$ 7,205,850
Percentage of total revenues	45.00%	18.00%